Acquisitions (Details 12) - USD ($)	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Cash	$ 20,506	$ 58,712	$ 539,243
Common stock, value	$ 1,257,493	845,098	$ 526,060
Total Purchase Price		67,500
Purchase price [Member]
Cash		7,500
Common stock, value		60,000
Total Purchase Price		$ 67,500